Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total carrying amount	$ 514,504,813	$ 454,238,058
Impairment Provision	$ (7,785,695)	$ (7,751,305)
Current [member]
IfrsStatementLineItems [Line Items]
Credit loss rate	0.09%	0.08%
Total carrying amount	$ 484,110,461	$ 435,313,376
Impairment Provision	$ (2,433,055)	$ (2,393,058)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	22.16%	19.50%
Total carrying amount	$ 24,116,464	$ 13,561,205
Impairment Provision	$ (816,441)	$ (1,385,596)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	61.53%	64.05%
Total carrying amount	$ 1,726,649	$ 1,565,361
Impairment Provision	$ (708,190)	$ (600,340)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,991,631	$ 1,742,225
Impairment Provision	$ (1,720,870)	$ (1,338,709)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 2,559,608	$ 2,055,891
Impairment Provision	$ (2,107,139)	$ (2,033,602)